Schedule of Investments
(unaudited)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 7.4%
(a)(b)
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.32%), 5.59%,
04/20/31 ................. USD 58 $ 58,009
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.70%,
12/17/29 ................. 105 104,913
Assurant CLO II Ltd., Series 2018-2A,
Class D, (3-mo. CME Term SOFR
at 2.85% Floor + 3.11%), 7.38%,
04/20/31 ................. 250 250,805
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 5.62%,
04/30/31 ................. 91 91,529
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.87%, 01/19/38 ............ 250 249,826
BlueMountain CLO Ltd.
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.47%, 10/25/30 ... 141 141,610
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.13%, 10/25/30 ... 100 100,280
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.51%, 04/17/31 . 58 57,617
CBAM Ltd.
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.65%, 04/20/32 ... 149 148,916
Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor
+ 1.69%), 5.96%, 01/20/34 ... 250 250,645
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class AR, (3-mo. CME
Term SOFR at 1.38% Floor +
1.38%), 5.64%, 10/15/37 ....... 250 251,104
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.63%, 07/18/31 ............ 156 156,089
Neuberger Berman Loan Advisers CLO
40 Ltd., Series 2021-40A, Class A,
(3-mo. CME Term SOFR at 1.06%
Floor + 1.32%), 5.58%, 04/16/33 . 234 234,229
OCP CLO Ltd.
Series 2016-11A, Class A1R2, (3-
mo. CME Term SOFR at 1.42%
Floor + 1.42%), 5.70%, 04/26/36 250 250,423
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.67%, 07/20/37 ... 250 250,797
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 10/18/37 ... 250 250,882
Series 2020-5A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.97%, 10/18/37 ... 250 250,588
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
5.68%, 01/19/37 ............ USD 250 $ 250,659
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.53%, 10/15/30 ... 50 50,289
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.96%, 01/15/33 ... 250 250,013
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.88%,
01/20/38 ................. 250 251,194
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 5.83%, 04/25/37 ....... 250 250,964
Riserva CLO Ltd., Series 2016-3A,
Class ARR, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 5.59%,
01/18/34 ................. 250 250,450
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.59%,
01/20/38 ................. 250 250,425
Trestles CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.85%,
07/25/37 ................. 250 251,204
Trestles CLO III Ltd., Series 2020-3A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.10%), 10.37%,
10/20/37 ................. 250 253,211
Whitebox CLO II Ltd., Series 2020-2A,
Class A1R2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.66%, 10/24/37 ............ 250 250,969
5,407,640
Jersey, Channel Islands — 1.4%
(a)(b)
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.46%, 01/25/38 ....... 250 249,750
Benefit Street Partners CLO XXXV Ltd.,
Series 2024-35A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor +
3.30%), 7.58%, 04/25/37 ....... 250 250,823
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.69%, 10/22/37 ............ 250 251,029
CarVal CLO X-C Ltd., Series 2024-2A,
Class A, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.73%,
07/20/37 ................. 250 250,965
1,002,567
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 31 44,426

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 5.9%
(a)
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... USD 100 $ 102,284
Barings Equipment Finance LLC,
Series 2025-A, Class A4, 5.02%,
06/13/50 ................. 63 63,965
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 5.53%, 07/25/51
(b)
.. 38 37,748
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 117 105,798
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 81 81,412
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 55 50,201
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%,
02/04/48 ............... 81 84,439
Series 2024-A, Class A, 5.56%,
08/25/49 ............... 80 81,185
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 131,842
FIGRE Trust, Series 2024-SL1, Class
A1, 5.75%, 07/25/53
(b)
........ 122 123,087
Foundation Finance Trust, Series 2024-
2A, Class B, 4.93%, 03/15/50 ... 97 97,107
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.70%, 08/19/42
(b)
........... 100 99,781
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class DR, (3-mo. CME Term SOFR
at 3.10% Floor + 3.10%), 7.37%,
10/20/37
(b)
................ 250 251,193
GoodLeap Home Improvement
Solutions Trust, Series 2025-1A,
Class A, 5.38%, 02/20/49 ...... 45 45,909
Green Lakes Park CLO LLC, Series
2025-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor +
1.18%), 5.46%, 01/25/38
(b)
..... 250 250,062
GreenSky Home Improvement Issuer
Trust, Series 2024-2, Class A2,
5.25%, 10/27/59 ............ 54 54,167
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 112,598
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%,
03/20/36 ............... 100 96,841
Series 2024-BA, Class C, 5.73%,
11/20/38 ............... 100 102,074
Navient Private Education Loan Trust
Series 2014-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.71%), 6.03%, 10/15/31
(b)
.. 3 2,783
Series 2017-A, Class B, 3.91%,
12/16/58 ............... 49 48,013
Navient Private Education Refi Loan
Trust, Series 2021-A, Class A,
0.84%, 05/15/69 ............ 139 126,540
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
6.00%, 03/15/72
(b)
........... 58 58,457
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... USD 35 $ 32,731
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 5.21%, 04/20/62
(b)
.. 69 68,723
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 5.17%, 04/20/62
(b)
.. 71 70,239
NYMT Trust, Series 2024-RR1, Class
A, 7.37%, 05/25/64
(d)
......... 92 91,534
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 5.80%, 09/15/36
(b)
... 125 127,120
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 129,038
PRET LLC, Series 2024-NPL4, Class
A1, 7.00%, 07/25/54
(d)
........ 88 88,332
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 5 5,364
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 95,195
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 102,247
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37 .................. 100 101,485
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 36 35,708
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 5.16%, 01/15/53
(b)
.. 78 77,113
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 78 71,358
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 45 40,736
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 117 112,891
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 78 73,714
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 65 67,464
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 5.80%, 01/15/53
(b)
... 77 77,050
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 6.10%, 10/16/56
(b)
... 88 89,982
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 124 127,632
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 115 116,992
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 5.75%, 03/15/56
(b)
... 85 86,045
SoFi Consumer Loan Program Trust,
Series 2025-1, Class A, 4.80%,
02/27/34 ................. 114 113,853

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Tricon Residential Trust, Series 2024-
SFR3, Class A, 4.50%, 08/17/41 . USD 100 $ 99,093
4,309,125
Total Asset-Backed Securities — 14.7%
(Cost: $ 10,678,623 ) .............................. 10,763,758
Corporate Bonds
Australia — 0.6%
FMG Resources August 2006 Pty. Ltd. ,
6.13% , 04/15/32
(a)
........... 100 101,717
Glencore Capital Finance DAC , 3.75% ,
02/04/32
(c)
................ EUR 200 236,436
Mineral Resources Ltd. , 8.00% ,
11/01/27
(a)
................ USD 100 100,466
438,619
Belgium — 0.3%
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(a)
...... 200 197,897
Canada — 1.2%
1011778 BC ULC , 4.00% , 10/15/30
(a)
100 93,187
Bombardier, Inc. , 8.75% , 11/15/30
(a)
. 100 108,258
Brookfield Residential Properties, Inc. ,
4.88% , 02/15/30
(a)
........... 100 89,259
Garda World Security Corp. , 6.00% ,
06/01/29
(a)
................ 100 97,605
Methanex Corp. , 5.13% , 10/15/27 ... 100 99,660
NOVA Chemicals Corp. , 4.25% ,
05/15/29
(a)
................ 100 96,171
Open Text Corp. , 3.88% , 02/15/28
(a)
. 100 96,986
Parkland Corp. , 4.63% , 05/01/30
(a)
.. 100 95,756
Rogers Communications, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%),
7.13% , 04/15/55
(b)
........... 100 101,360
878,242
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30
(c)
........... EUR 100 125,157
Denmark — 0.2%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 7.01% ,
04/22/30
(b)
................ 100 118,010
Finland — 0.1%
Citycon Treasury BV , 1.63% , 03/12/28
(c)
100 110,821
France — 3.8%
Atos SE , 9.00% , 12/18/29
(c) (d)
...... 35 45,979
Banijay Entertainment SAS , 7.00% ,
05/01/29
(c)
................ 100 123,108
Banque Federative du Credit Mutuel
SA , (5-Year EURIBOR ICE Swap
Rate + 1.75%), 4.00% , 01/15/35
(b) (c)
100 119,317
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.99% , 07/18/30
(b) (c)
.... 100 115,439
BPCE SA , (3-mo. EURIBOR + 1.47%),
4.00% , 01/20/34
(b) (c)
.......... 200 239,739
Electricite de France SA , 3.75% ,
06/05/27
(c)
................ 100 120,455
Eutelsat SA , 9.75% , 04/13/29
(c)
.... 100 126,977
Forvia SE , 5.50% , 06/15/31
(c)
...... 100 116,202
Security
Par (000)
Par (000) Value
France (continued)
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.18% ,
02/01/30
(b) (c)
............... EUR 100 $ 118,970
Iliad Holding SASU
5.38% , 04/15/30
(c)
........... 100 120,975
6.88% , 04/15/31
(c)
........... 100 125,599
8.50% , 04/15/31
(a)
........... USD 200 213,925
iliad SA , 5.38% , 02/15/29
(c)
....... EUR 100 123,627
IPD 3 BV , 5.50% , 06/15/31
(c)
...... 100 119,415
Lion/Polaris Lux 4 SA
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.95% , 07/01/29 .... 100 118,331
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.95% , 07/01/29 .... 100 118,330
Lune Holdings SARL , 5.63% ,
11/15/28
(c)
................. 100 47,346
Opal Bidco SAS , 5.50% , 03/31/32
(c)
. 100 120,151
RCI Banque SA , (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50% ,
10/09/34
(b) (c)
............... 100 123,892
Worldline SA
(c)
4.13% , 09/12/28 ............ 200 206,991
5.25% , 11/27/29 ............ 100 103,318
5.50% , 06/10/30 ............ 100 102,267
2,770,353
Germany — 3.0%
Bayer AG , (5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82
(b) (c)
.... 100 118,377
Daimler Truck International Finance BV
3.00% , 11/27/29
(c)
........... 200 235,710
Dynamo Newco II GmbH , 6.25% ,
10/15/31
(c)
................ 100 120,741
Fressnapf Holding SE , 5.25% ,
10/31/31
(c)
................ 100 118,990
Gruenenthal GmbH
(c)
6.75% , 05/15/30 ............ 100 124,279
4.63% , 11/15/31 ............ 100 118,533
IHO Verwaltungs GmbH , 8.75% ,
( 8.75 % Cash or 9.50 % PIK),
05/15/28
(b) (c) (e)
.............. 100 123,308
Mercedes-Benz International Finance
BV , 2.50% , 09/05/28
(c)
........ 51 59,854
Nidda Healthcare Holding GmbH ,
7.00% , 02/21/30
(c)
........... 100 122,956
Schaeffler AG , 4.25% , 04/01/28
(c)
... 100 118,530
TK Elevator Holdco GmbH , 6.63% ,
07/15/28
(c)
................ 90 106,281
Traton Finance Luxembourg SA , (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
3.24% , 01/21/26
(b) (c)
.......... 100 118,164
Volkswagen Financial Services AG
(c)
3.75% , 09/10/26 ............ 35 41,826
0.13% , 02/12/27 ............ 32 36,284
3.25% , 05/19/27 ............ 100 119,090
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(b) (c) (f)
100 118,918
Volkswagen Leasing GmbH , 1.50% ,
06/19/26
(c)
................ 144 168,205
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b) (c) (f)
................ 100 120,298
Wintershall Dea Finance BV , 4.36% ,
10/03/32
(c)
................ 100 117,923
2,208,267

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Greece — 0.2%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(b) (c)
.......... EUR 100 $ 125,619
Ireland — 0.3%
Cedacri SpA , (3-mo. EURIBOR at
0.00% Floor + 5.50%), 7.64% ,
05/15/28
(b) (c)
............... 100 118,531
GGAM Finance Ltd. , 6.88% , 04/15/29
(a)
USD 100 103,383
221,914
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV , 7.88% , 09/15/31 EUR 100 140,471
Teva Pharmaceutical Finance
Netherlands III BV , 3.15% , 10/01/26 USD 40 39,112
179,583
Italy — 2.8%
(c)
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30 ........ EUR 100 117,795
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.23% ,
09/30/31
(b)
................ 100 118,162
Engineering - Ingegneria Informatica -
SpA , 11.13% , 05/15/28 ........ 100 124,439
Eni SpA , (5-Year EUR Swap Annual +
2.08%), 4.50%
(b) (f)
........... 100 118,678
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 5.98% ,
01/15/30
(b)
................ 100 114,561
Fibercop SpA
4.75% , 06/30/30 ............ 100 118,549
5.13% , 06/30/32 ............ 100 117,960
FIS Fabbrica Italiana Sintetici SpA ,
5.63% , 08/01/27 ............ 100 118,800
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b) (f)
. 250 300,745
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.72% , 12/15/29
(b)
100 117,954
Lottomatica Group SpA , 5.38% ,
06/01/30 ................. 100 122,581
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.44% ,
05/17/31
(b)
................ 100 118,408
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b) (f)
.. 100 120,891
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 5.86% ,
12/31/29
(b)
................ 42 50,461
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.78% ,
07/31/31
(b)
................ 100 117,976
Unipol Assicurazioni SpA , 4.90% ,
05/23/34 ................. 100 123,611
2,021,571
Japan — 0.3%
SoftBank Group Corp.
(c)
4.00% , 09/19/29 ............ 100 114,515
3.88% , 07/06/32 ............ 100 106,899
221,414
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd. ,
10.38% , 03/31/29
(c)
.......... GBP 100 127,889
Security
Par (000)
Par (000) Value
Luxembourg — 1.0%
ADLER Financing SARL
8.25% , 12/31/28 ............ EUR 204 $ 243,388
10.00% , 12/31/29 ........... 16 19,140
Ephios Subco 3 SARL , 7.88% ,
01/31/31
(c)
................ 100 126,689
INEOS Finance plc , 6.38% , 04/15/29
(c)
100 119,393
Kleopatra Finco SARL , 4.25% ,
03/01/26
(c)
................ 100 110,448
Maxam Prill Sarl , 6.00% , 07/15/30
(c)
. 100 117,088
736,146
Netherlands — 2.1%
Boels Topholding BV , 5.75% , 05/15/30
(c)
100 122,194
Cooperatieve Rabobank UA
(b)(c)
(3-mo. EURIBOR + 0.52%), 0.38% ,
12/01/27 ............... 100 114,612
(3-mo. EURIBOR + 1.55%), 4.63% ,
01/27/28 ............... 200 243,717
ING Groep NV
(b)(c)
(USISSO05 + 4.36%), 8.00%
(f)
.. USD 200 212,514
(3-mo. EURIBOR + 1.10%), 3.50% ,
09/03/30 ............... EUR 100 119,845
Q-Park Holding I BV , 5.13% , 02/15/30
(c)
100 121,653
Sunrise FinCo. I BV , 4.88% , 07/15/31
(a)
USD 200 189,150
VZ Secured Financing BV , 5.00% ,
01/15/32
(a)
................ 200 177,922
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(c)
................ EUR 100 106,914
Ziggo BV , 2.88% , 01/15/30
(c)
...... 100 110,413
1,518,934
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86% ,
11/15/83
(b) (c)
............... 100 129,280
Portugal — 0.1%
EDP SA , (5-Year EUR Swap Annual +
1.84%), 1.70% , 07/20/80
(b) (c)
.... 100 117,754
Slovenia — 0.1%
United Group BV , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.39% ,
02/15/31
(b) (c)
............... 100 117,795
Spain — 1.3%
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.82% , 05/01/30
(b) (c)
.... 100 118,726
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(b) (f)
........... USD 200 202,742
CaixaBank SA , (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b) (c) (f)
.... EUR 200 244,162
Kaixo Bondco Telecom SA , 5.13% ,
09/30/29
(c)
................ 100 119,417
Telefonica Emisiones SA , 3.94% ,
06/25/35
(c)
................ 100 117,149
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(b) (c) (f)
100 126,158
928,354

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.4%
Preem Holdings AB , 12.00% ,
06/30/27
(c)
................ EUR 80 $ 98,145
Stena International SA , 7.25% ,
01/15/31
(a)
................ USD 200 200,620
298,765
Switzerland — 0.8%
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(c)
........... CHF 50 61,994
Julius Baer Group Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%),
4.88%
(b) (c) (f)
................ USD 200 195,250
UBS Group AG , (USISSO05 + 3.63%),
6.85%
(a) (b) (f)
................ 200 200,878
VistaJet Malta Finance plc , 9.50% ,
06/01/28
(a)
................ 100 102,779
560,901
United Kingdom — 5.6%
Ardonagh Finco Ltd. , 6.88% , 02/15/31
(c)
EUR 100 121,040
Barclays plc , (BPSWS5 + 5.64%),
9.25%
(b) (f)
................. GBP 200 295,232
BCP V Modular Services Finance II plc ,
6.13% , 11/30/28
(c)
........... 100 132,624
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(c)
................ 116 149,873
Bracken MidCo1 plc , 6.75% , ( 6.75%
Cash or 7.50 % PIK), 11/01/27
(c) (e)
. 100 135,778
British Telecommunications plc , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83
(b) (c)
............... 100 147,094
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(c)
................ 100 141,110
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(b) (c)
.... 100 138,809
Deuce Finco plc , 5.50% , 06/15/27
(c)
. 100 136,057
Edge Finco plc , 8.13% , 08/15/31
(c)
.. 100 142,973
Heathrow Finance plc , 4.13% ,
09/01/29
(c) (d)
............... 100 126,275
HSBC Holdings plc , (BPISDS01 +
1.32%), 2.26% , 11/13/26
(b) (c)
.... 100 136,016
INEOS Quattro Finance 2 plc , 8.50% ,
03/15/29
(c)
................ EUR 100 117,350
Market Bidco Finco plc , 5.50% ,
11/04/27
(c)
................. GBP 100 134,524
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b) (f)
............... 100 82,565
4.88% , 09/26/31 ............ EUR 100 95,370
Motion Finco SARL , 7.38% , 06/15/30
(c)
200 220,925
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b) (f)
.... GBP 200 272,444
OEG Finance plc , 7.25% , 09/27/29
(c)
. EUR 100 123,051
Pinewood Finco plc , 6.00% , 03/27/30
(c)
GBP 200 271,099
Pinnacle Bidco plc , 10.00% , 10/11/28
(c)
100 145,089
Virgin Media Secured Finance plc ,
5.25% , 05/15/29
(c)
........... 100 132,289
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(c)
........... 100 122,852
4.75% , 07/15/31
(a)
........... USD 200 185,005
5.63% , 04/15/32
(c)
........... EUR 100 120,711
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 4.13% ,
06/04/81
(b)
................ USD 7 $ 6,397
Zegona Finance plc , 6.75% , 07/15/29
(c)
EUR 200 250,314
4,082,866
United States — 21.2%
AbbVie, Inc. , 4.25% , 11/21/49 ..... USD 43 35,424
AEP Transmission Co. LLC , Series O ,
4.50% , 06/15/52 ............ 42 35,230
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60% ,
01/15/55
(b)
................ 100 102,960
Albertsons Cos., Inc. , 6.50% ,
02/15/28
(a)
................ 100 102,383
Alliant Holdings Intermediate LLC ,
7.00% , 01/15/31
(a)
........... 100 103,441
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 100 131,587
7.88% , 02/15/31
(a)
........... USD 100 104,469
American Airlines, Inc. , 5.75% ,
04/20/29
(a)
................ 100 99,912
American Axle & Manufacturing, Inc. ,
6.88% , 07/01/28 ............ 100 100,046
Amgen, Inc. , 5.75% , 03/02/63 ..... 37 35,971
Antero Midstream Partners LP , 5.38% ,
06/15/29
(a)
................ 100 99,249
Aon Global Ltd. , 4.60% , 06/14/44 ... 41 35,572
Ardagh Packaging Finance plc , 2.13% ,
08/15/26
(c)
................ EUR 100 112,757
Asbury Automotive Group, Inc. , 5.00% ,
02/15/32
(a)
................ USD 100 95,147
AT&T, Inc. , 6.05% , 08/15/56 ....... 32 32,657
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 98,196
Avis Budget Car Rental LLC , 8.00% ,
02/15/31
(a)
................ 100 103,574
Ball Corp. , 4.25% , 07/01/32 ....... EUR 100 119,346
Bank of America Corp. , (3-mo.
EURIBOR + 1.20%), 1.78% ,
05/04/27
(b) (c)
............... 200 234,606
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(a)
................ USD 100 104,375
BP Capital Markets plc , 1.57% ,
02/16/27
(c)
................ EUR 200 232,649
Broadcom, Inc. , 3.75% , 02/15/51
(a)
.. USD 48 35,904
Builders FirstSource, Inc. , 6.38% ,
06/15/32
(a)
................ 100 102,777
Burlington Northern Santa Fe LLC ,
2.88% , 06/15/52 ............ 56 35,378
Caesars Entertainment, Inc. , 6.50% ,
02/15/32
(a)
................ 100 102,612
CCO Holdings LLC
5.13% , 05/01/27
(a)
........... 100 99,678
5.00% , 02/01/28
(a)
........... 100 99,079
4.75% , 03/01/30
(a)
........... 100 96,880
4.50% , 05/01/32 ............ 100 93,124
Celanese US Holdings LLC , 6.75% ,
04/15/33 ................. 100 101,039
Charles River Laboratories
International, Inc. , 4.00% , 03/15/31
(a)
100 91,629
Charter Communications Operating
LLC
6.83% , 10/23/55 ............ 25 25,584

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
3.95% , 06/30/62 ............ USD 32 $ 20,618
Chemours Co. (The) , 5.75% , 11/15/28
(a)
100 93,731
Churchill Downs, Inc. , 6.75% ,
05/01/31
(a)
................ 100 102,782
Clarios Global LP , 6.75% , 05/15/28
(a)
. 100 102,645
Clear Channel Outdoor Holdings, Inc. ,
5.13% , 08/15/27
(a)
........... 100 98,862
Cleveland-Cliffs, Inc. , 7.00% ,
03/15/32
(a)
................ 100 94,266
Cloud Software Group, Inc. , 6.50% ,
03/31/29
(a)
................ 378 381,520
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 100 102,282
Community Health Systems, Inc. ,
10.88% , 01/15/32
(a)
.......... 100 105,987
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 100,224
Cornerstone Building Brands, Inc. ,
9.50% , 08/15/29
(a)
........... 100 91,932
Coty, Inc. , 5.00% , 04/15/26
(a)
...... 37 36,951
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(a)
................ 100 95,581
CVS Health Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00% ,
03/10/55
(b)
................ 100 103,141
Darling Global Finance BV , 4.50% ,
07/15/32
(c)
................ EUR 100 119,219
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ USD 100 101,320
Delek Logistics Partners LP , 7.38% ,
06/30/33
(a)
................ 7 6,967
Delta Air Lines, Inc.
4.95% , 07/10/28 ............ 74 74,422
3.75% , 10/28/29 ............ 100 95,549
5.25% , 07/10/30 ............ 59 59,379
Duke Energy Corp.
3.75% , 04/01/31 ............ EUR 100 119,585
3.75% , 04/01/31 ............ 100 119,584
EchoStar Corp. , 10.75% , 11/30/29 .. USD 100 103,000
Eli Lilly & Co. , 4.95% , 02/27/63 .... 40 36,341
EMRLD Borrower LP
6.38% , 12/15/30
(c)
........... EUR 100 123,730
6.63% , 12/15/30
(a)
........... USD 100 102,217
Energizer Holdings, Inc. , 4.38% ,
03/31/29
(a)
................ 100 94,581
EquipmentShare.com, Inc. , 9.00% ,
05/15/28
(a)
................ 100 105,643
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(a)
................ 100 92,280
FirstEnergy Transmission LLC , 4.55% ,
04/01/49
(a)
................ 42 35,599
Freedom Mortgage Holdings LLC ,
9.25% , 02/01/29
(a)
........... 100 103,868
Frontier Communications Holdings
LLC , 5.88% , 11/01/29 ......... 200 201,996
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 101,771
GFL Environmental, Inc. , 4.38% ,
08/15/29
(a)
................ 100 97,104
Global Partners LP , 8.25% , 01/15/32
(a)
100 105,168
Goldman Sachs Group, Inc. (The)
(b)
(GUKG1 + 1.95%), 3.63% ,
10/29/29
(c)
.............. GBP 29 38,611
(1-day SOFR + 1.70%), 5.73% ,
01/28/56 ............... USD 36 35,993
Security
Par (000)
Par (000) Value
United States (continued)
Goodyear Tire & Rubber Co. (The) ,
5.00% , 07/15/29 ............ USD 100 $ 97,740
GS Finance Corp. , (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75% ,
02/14/30
(b)
................ 170 172,876
Hanesbrands, Inc. , 9.00% , 02/15/31
(a)
100 105,873
HCA, Inc. , 4.63% , 03/15/52 ....... 45 36,163
Helios Software Holdings, Inc. , 7.88% ,
05/01/29
(c)
................ EUR 100 121,859
Hilcorp Energy I LP , 8.38% , 11/01/33
(a)
USD 100 103,759
Hilton Grand Vacations Borrower LLC ,
5.00% , 06/01/29
(a)
........... 100 96,185
Honeywell International, Inc. , 3.75% ,
05/17/32 ................. EUR 200 241,619
HUB International Ltd. , 5.63% ,
12/01/29
(a)
................ USD 100 100,014
iHeartCommunications, Inc. , 9.13% ,
05/01/29
(a)
................ 100 82,125
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ............ 100 103,520
4.50% , 02/15/31 ............ 100 95,279
Jane Street Group , 4.50% , 11/15/29
(a)
100 97,009
Jefferies GmbH , (ESTR3MA at 0.00%
Floor + 0.80%), 3.43% , 07/22/26
(b) (c)
EUR 100 117,627
JetBlue Airways Corp. , 9.88% ,
09/20/31
(a)
................ USD 100 97,288
Kronos International, Inc. , 9.50% ,
03/15/29
(c)
................ EUR 100 126,857
Lamar Media Corp. , 4.88% , 01/15/29 USD 100 98,852
LCM Investments Holdings II LLC ,
4.88% , 05/01/29
(a)
........... 100 97,245
Level 3 Financing, Inc. , 6.88% ,
06/30/33
(a)
................ 35 35,613
Match Group Holdings II LLC , 5.00% ,
12/15/27
(a)
................ 100 99,451
Mauser Packaging Solutions Holding
Co.
(a)
7.88% , 04/15/27 ............ 100 101,639
9.25% , 04/15/27 ............ 100 99,299
McAfee Corp. , 7.38% , 02/15/30
(a)
... 100 94,438
McGraw-Hill Education, Inc. , 5.75% ,
08/01/28
(a)
................ 100 100,602
Medline Borrower LP
(a)
3.88% , 04/01/29 ............ 100 95,924
5.25% , 10/01/29 ............ 100 99,221
Meta Platforms, Inc.
4.45% , 08/15/52 ............ 42 35,411
5.40% , 08/15/54 ............ 50 48,762
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 101,715
Morgan Stanley , (3-mo. EURIBOR +
1.30%), 4.66% , 03/02/29
(b)
..... EUR 200 247,143
Nationstar Mortgage Holdings, Inc. ,
6.50% , 08/01/29
(a)
........... USD 100 102,145
Nestle Finance International Ltd. ,
3.50% , 01/17/30
(c)
........... EUR 33 40,293
Nexstar Media, Inc. , 5.63% , 07/15/27
(a)
USD 100 99,766
Nissan Motor Acceptance Co. LLC ,
1.85% , 09/16/26
(a)
........... 100 95,366
Novelis Corp. , 3.88% , 08/15/31
(a)
... 100 89,857
NRG Energy, Inc. , 5.25% , 06/15/29
(a)
100 99,453
OI European Group BV , 6.25% ,
05/15/28
(c)
................ EUR 100 121,623
Olin Corp. , 5.00% , 02/01/30 ....... USD 100 96,504

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Olympus Water US Holding Corp. ,
9.63% , 11/15/28
(c)
........... EUR 100 $ 123,685
Oracle Corp.
5.38% , 09/27/54 ............ USD 30 27,424
3.85% , 04/01/60 ............ 104 71,669
Organon & Co.
2.88% , 04/30/28
(c)
........... EUR 100 114,865
5.13% , 04/30/31
(a)
........... USD 200 173,571
Outfront Media Capital LLC , 4.25% ,
01/15/29
(a)
................ 100 95,667
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(a)
................ 100 103,875
Paramount Global , (3-mo. SOFR +
4.16%), 6.25% , 02/28/57
(b)
..... 100 94,124
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(a)
........... 100 96,890
PECO Energy Co. , 2.85% , 09/15/51 . 58 36,525
PennyMac Financial Services, Inc. ,
7.88% , 12/15/29
(a)
........... 100 106,188
Performance Food Group, Inc. , 4.25% ,
08/01/29
(a)
................ 100 96,425
Pilgrim's Pride Corp. , 3.50% , 03/01/32 100 90,025
Post Holdings, Inc. , 4.63% , 04/15/30
(a)
100 96,123
Prime Security Services Borrower LLC ,
5.75% , 04/15/26
(a)
........... 64 64,332
Public Service Electric & Gas Co. ,
5.13% , 03/15/53 ............ 38 35,746
Quikrete Holdings, Inc. , 6.75% ,
03/01/33
(a)
................ 100 103,183
Rocket Cos., Inc.
(a)
6.13% , 08/01/30 ............ 25 25,476
6.38% , 08/01/33 ............ 25 25,580
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 95,026
SBA Communications Corp. , 3.13% ,
02/01/29 ................. 100 94,448
SCIL IV LLC , 9.50% , 07/15/28
(c)
.... EUR 100 123,825
Seagate HDD Cayman , 9.63% ,
12/01/32 ................. USD 100 112,727
Sealed Air Corp. , 6.13% , 02/01/28
(a)
. 100 101,466
Service Corp. International , 5.75% ,
10/15/32 ................. 100 101,020
Service Properties Trust
3.95% , 01/15/28 ............ 100 92,367
4.38% , 02/15/30 ............ 100 84,090
Sirius XM Radio LLC , 3.13% ,
09/01/26
(a)
................ 100 98,113
Six Flags Entertainment Corp. , 5.38% ,
04/15/27 ................. 100 99,892
Standard Industries, Inc. , 4.75% ,
01/15/28
(a)
................ 100 98,889
Star Parent, Inc. , 9.00% , 10/01/30
(a)
. 100 105,182
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 105,182
Sunoco LP , 4.50% , 04/30/30 ...... 100 96,150
Tallgrass Energy Partners LP , 7.38% ,
02/15/29
(a)
................ 100 102,778
Tenet Healthcare Corp.
4.38% , 01/15/30 ............ 100 96,800
6.75% , 05/15/31 ............ 100 103,459
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... 100 98,890
T-Mobile USA, Inc. , 5.25% , 06/15/55 . 30 27,398
TransDigm, Inc.
6.75% , 08/15/28
(a)
........... 100 102,114
4.63% , 01/15/29 ............ 100 98,120
6.00% , 01/15/33
(a)
........... 100 100,543
Security
Par (000)
Par (000) Value
United States (continued)
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(a)
........... USD 27 $ 27,571
United Rentals North America, Inc. ,
3.88% , 02/15/31 ............ 100 94,036
Univision Communications, Inc. , 8.00% ,
08/15/28
(a)
................ 100 101,478
USA Compression Partners LP , 7.13% ,
03/15/29
(a)
................ 100 102,493
Venture Global Calcasieu Pass LLC ,
3.88% , 11/01/33
(a)
........... 100 87,448
Venture Global LNG, Inc.
(a)
7.00% , 01/15/30 ............ 100 101,092
8.38% , 06/01/31 ............ 131 136,061
Venture Global Plaquemines LNG
LLC
(a)
6.50% , 01/15/34 ............ 15 15,000
6.75% , 01/15/36 ............ 15 15,000
Viking Cruises Ltd. , 9.13% , 07/15/31
(a)
100 107,700
Weatherford International Ltd. , 8.63% ,
04/30/30
(a)
................ 100 103,073
Wells Fargo & Co. , (3-mo. EURIBOR +
0.70%), 2.94% , 07/22/28
(b) (c)
.... EUR 200 235,537
Whirlpool Corp.
6.13% , 06/15/30 ............ USD 6 6,053
6.50% , 06/15/33 ............ 7 7,022
Xerox Holdings Corp. , 8.88% ,
11/30/29
(a)
................ 100 75,500
XPLR Infrastructure Operating Partners
LP , 7.25% , 01/15/29
(a)
......... 100 102,513
15,541,228
Total Corporate Bonds — 46.2%
(Cost: $ 32,179,008 ) .............................. 33,777,379
Foreign Agency Obligations
Denmark — 0.1%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50% , 02/18/3021
(b) (c)
... GBP 100 101,655
France — 0.3%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b) (c) (f)
EUR 200 223,272
Italy — 0.2%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(b) (c) (f)
................ 100 111,758
Total Foreign Agency Obligations — 0.6%
(Cost: $ 380,284 ) ................................ 436,685
Foreign Government Obligations
Brazil — 0.8%
Federative Republic of Brazil , 10.00% ,
01/01/27 ................. BRL 3 556,977
Colombia — 0.3%
Republic of Colombia
5.75% , 11/03/27 ............ COP 479,300 107,828
7.75% , 09/18/30 ............ 403,300 84,989
192,817

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Czech Republic — 0.2%
Czech Republic
5.00% , 09/30/30 ............ CZK 2,000 $ 100,602
4.50% , 11/11/32 ............ 1,060 51,957
152,559
France — 0.6%
French Republic , 3.20% , 05/25/35
(a) (c)
EUR 352 411,818
Hungary — 0.0%
Hungary Government Bond , 7.00% ,
10/24/35 ................. HUF 11,630 34,141
Indonesia — 0.4%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 1,093,000 68,471
6.75% , 07/15/35 ............ 2,168,000 134,626
8.25% , 05/15/36 ............ 495,000 33,913
7.13% , 06/15/38 ............ 1,178,000 74,181
311,191
Ireland — 1.3%
Republic of Ireland , 2.60% , 10/18/34
(c)
EUR 833 957,118
Italy — 0.7%
Buoni Poliennali del Tesoro , 3.65% ,
08/01/35
(a) (c)
............... 431 516,945
Malaysia — 0.1%
Malaysia Government Bond , 3.83% ,
07/05/34 ................. MYR 219 53,273
Mexico — 0.7%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 26 135,371
8.50% , 03/01/29 ............ 28 149,496
8.50% , 05/31/29 ............ —
(g)
1,520
7.50% , 05/26/33 ............ 32 153,878
7.75% , 11/13/42 ............ 9 37,757
478,022
Peru — 0.1%
Republic of Peru , 6.85% , 08/12/35
(a)
. PEN 287 83,443
Philippines — 0.1%
Republic of Philippines
6.25% , 02/28/29 ............ PHP 1,995 35,645
6.38% , 04/28/35 ............ 700 12,404
48,049
Poland — 0.4%
Republic of Poland
5.75% , 04/25/29 ............ PLN 560 159,870
4.75% , 07/25/29 ............ 326 90,005
5.00% , 10/25/34 ............ 178 47,785
2.00% , 08/25/36 ............ 58 14,237
311,897
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 30.00% ,
09/12/29 ................. TRY 340 7,981
South Africa — 0.8%
Republic of South Africa
8.00% , 01/31/30 ............ ZAR 6,222 345,420
7.00% , 02/28/31 ............ 2,994 155,551
8.50% , 01/31/37 ............ 534 26,251
9.00% , 01/31/40 ............ 577 28,163
555,385
Security
Par (000)
Par (000) Value
Spain — 1.7%
Bonos y Obligaciones del Estado
2.70% , 01/31/30 ............ EUR 271 $ 322,621
3.45% , 10/31/34
(a) (c)
.......... 158 191,168
3.15% , 04/30/35
(a) (c)
.......... 638 750,428
1,264,217
Thailand — 0.3%
Kingdom of Thailand , 2.50% , 11/17/29 THB 6,820 218,879
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38% ,
03/07/30
(c)
................ GBP 121 169,047
Uruguay — 0.0%
Oriental Republic of Uruguay , 9.75% ,
07/20/33 ................. UYU 365 9,648
Total Foreign Government Obligations — 8.7%
(Cost: $ 6,146,661 ) .............................. 6,333,407
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8 .5%
United States — 8.5%
(a)
A&D Mortgage Trust
Series 2024-NQM4, Class A1,
5.46%, 08/25/69 .......... USD 90 90,187
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... 91 91,588
Angel Oak Mortgage Trust
Series 2020-2, Class A2, 3.86%,
01/26/65
(b)
.............. 82 79,194
Series 2023-6, Class A2, 6.50%,
12/25/67
(d)
.............. 69 69,435
Series 2024-3, Class A1, 4.80%,
11/26/68
(d)
.............. 82 81,971
Series 2024-12, Class A1, 5.65%,
10/25/69
(d)
.............. 88 88,364
Series 2025-1, Class A1, 5.69%,
01/25/70
(d)
.............. 135 135,276
Series 2025-2, Class A1, 5.64%,
02/25/70
(d)
.............. 48 48,576
Arroyo Mortgage Trust, Series 2019-1,
Class A1, 3.80%, 01/25/49
(b)
.... 13 12,498
Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, 5.90%,
01/25/64
(d)
................ 67 67,060
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 51 46,449
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1,
5.11%, 07/25/62
(b)
......... 67 66,789
Series 2023-NQM1, Class A1,
5.76%, 01/25/63
(d)
......... 68 68,419
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(d)
......... 106 107,422
Series 2024-NQM7, Class A1,
5.55%, 10/27/64
(d)
......... 124 124,461
Series 2025-NQM2, Class A1,
5.68%, 11/25/64
(d)
......... 139 139,470
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 74 74,361
CIM Trust
(b)
Series 2021-R6, Class A1, 1.42%,
07/25/61 ............... 44 39,387

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-I1, Class M1, 6.44%,
10/25/69 ............... USD 100 $ 101,269
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.96%,
09/27/66
(b)
.............. 115 95,633
Series 2023-1, Class A1, 6.05%,
04/25/68
(d)
.............. 66 66,563
Series 2023-2, Class A1, 6.60%,
07/25/68
(d)
.............. 62 61,984
Series 2023-3, Class A2, 7.43%,
09/25/68
(d)
.............. 67 67,969
Series 2024-6, Class A1, 5.39%,
11/25/69
(d)
.............. 91 90,739
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%,
04/25/69
(d)
.............. 80 80,930
Series 2024-H5, Class A1, 5.85%,
08/26/69
(d)
.............. 169 169,756
Series 2024-H7, Class A1, 5.59%,
11/25/69
(b)
.............. 89 89,221
Series 2025-H1, Class A1, 5.74%,
02/25/70
(b)
.............. 132 132,996
Series 2025-H1, Class M1, 6.48%,
02/25/70
(b)
.............. 140 141,412
Deephaven Residential Mortgage Trust,
Series 2024-1, Class A1, 5.74%,
07/25/69
(d)
................ 84 84,276
Ellington Financial Mortgage Trust
Series 2022-2, Class A1, 4.30%,
04/25/67
(b)
.............. 75 74,923
Series 2022-3, Class A1, 5.00%,
08/25/67
(d)
.............. 76 75,280
Series 2024-NQM1, Class A1A,
5.71%, 11/25/69
(d)
......... 88 88,440
GCAT Trust
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(d)
......... 76 75,622
Series 2024-INV4, Class A2, 5.50%,
12/25/54
(b)
.............. 91 90,548
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1,
3.75%, 07/25/61
(b)
........... 87 85,031
Homes Trust, Series 2023-NQM1,
Class A1, 6.18%, 01/25/68
(d)
.... 73 72,832
J.P. Morgan Mortgage Trust, Series
2017-2, Class A7, 3.50%, 05/25/47
(b)
91 83,003
MFA Trust
Series 2022-NQM1, Class M1,
4.22%, 12/25/66
(b)
......... 100 86,901
Series 2024-NPL1, Class A1,
6.33%, 09/25/54
(d)
......... 92 92,478
Morgan Stanley Residential Mortgage
Loan Trust
(b)
Series 2025-NQM1, Class A1,
5.74%, 11/25/69 .......... 167 167,791
Series 2025-NQM1, Class M1,
6.50%, 11/25/69 .......... 180 180,790
New Residential Mortgage Loan Trust
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
.............. 2 1,442
Series 2017-2A, Class A4, 4.00%,
03/25/57
(b)
.............. 32 30,559
Series 2019-NQM4, Class A1,
2.49%, 09/25/59
(b)
......... 10 9,557
Series 2019-NQM4, Class A3,
2.80%, 09/25/59
(b)
......... 116 110,561
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-NQM5, Class A1,
6.30%, 11/25/52
(d)
......... USD 67 $ 66,750
Series 2024-NQM1, Class A1,
6.13%, 03/25/64
(d)
......... 70 70,813
Series 2025-NQM1, Class A1,
0.00%, 01/25/65
(d)
......... 96 96,234
Series 2025-NQM1, Class M1,
6.47%, 01/25/65
(b)
......... 100 100,857
OBX Trust
Series 2019-EXP1, Class B1A,
5.90%, 01/25/59
(b)
......... 79 79,364
Series 2022-NQM9, Class A3,
6.45%, 09/25/62
(d)
......... 71 70,441
Series 2023-NQM3, Class A1,
5.95%, 02/25/63
(d)
......... 86 85,928
Series 2024-NQM11, Class A1,
5.87%, 06/25/64
(d)
......... 78 78,461
Series 2024-NQM15, Class A1,
5.32%, 10/25/64
(d)
......... 86 86,081
Series 2024-NQM4, Class A1,
6.07%, 01/25/64
(d)
......... 72 72,642
PMT Loan Trust, Series 2024-INV1,
Class A3, 5.50%, 10/25/59
(b)
.... 94 93,679
PRET Trust, Series 2025-RPL1, Class
A1, 4.00%, 07/25/69
(d)
........ 95 92,341
PRKCM Trust, Series 2023-AFC1,
Class A1, 6.60%, 02/25/58
(d)
.... 114 113,971
PRPM Trust
Series 2024-NQM1, Class A1,
6.27%, 12/25/68
(d)
......... 76 76,626
Series 2025-NQM1, Class A1,
5.80%, 11/25/69
(d)
......... 91 91,678
Series 2025-NQM1, Class M1A,
6.64%, 11/25/69
(b)
......... 100 101,609
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 67 66,871
RCKT Mortgage Trust, Series 2024-
CES8, Class A1A, 5.49%, 11/25/44
(d)
89 89,491
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(d)
156 156,749
Sequoia Mortgage Trust, Series 2024-
HYB1, Class A1A, 4.47%, 11/25/63
(b)
78 79,021
Towd Point Mortgage Trust, Series
2024-CES6, Class A1, 5.73%,
11/25/64
(d)
................ 89 89,209
Verus Securitization Trust
Series 2022-3, Class A1, 4.13%,
02/25/67
(d)
.............. 69 66,443
Series 2023-3, Class A1, 5.93%,
03/25/68
(d)
.............. 58 58,492
Series 2023-4, Class A1, 5.81%,
05/25/68
(d)
.............. 71 70,566
Series 2024-8, Class A1, 5.36%,
10/25/69
(b)
.............. 89 88,796
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(d)
.............. 82 83,177
Series 2024-R1, Class A1, 5.22%,
09/25/69
(b)
.............. 89 88,671
6,254,374

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 9 .3%
United States — 9.3%
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.75%, 10/15/34
(a) (b)
USD 100 $ 100,094
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ............... 50 50,984
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ............... 30 30,750
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 90 93,171
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 100 104,344
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.66%,
08/15/39
(a) (b)
............... 90 90,449
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.80%, 11/15/41
(a) (b)
.... 60 60,075
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.70%, 06/15/41
(a) (b)
140 139,550
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.23%, 08/15/41
(a) (b)
.... 100 100,250
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.07%, 12/09/40 ... 90 89,752
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.00%, 08/15/39 ... 359 360,513
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.19%, 10/15/41 ... 135 135,842
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.28%, 10/15/41 .. 140 140,349
Series 2024-BRBK, Class E, (1-mo.
CME Term SOFR at 6.97% Floor
+ 6.97%), 11.28%, 10/15/41 .. 100 99,434
Series 2024-GPA3, Class C, (1-mo.
CME Term SOFR at 1.89% Floor
+ 1.89%), 6.20%, 12/15/39 ... 94 93,889
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 02/15/39 ... 111 110,855
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 06/15/37 ... 87 86,539
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.70%, 03/15/41 ... 97 97,226
BX Trust
(a)(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.23%, 02/15/36 ... 79 79,031
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.80%, 04/15/37 ... 116 115,984
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.16%, 01/15/39 ... USD 125 $ 124,922
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.00%, 05/15/38 ... 100 100,624
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 04/15/41 ... 126 126,159
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.20%, 07/15/41
(a) (b)
.... 100 100,125
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at
2.62% Floor + 2.62%), 6.93%,
09/15/38
(a) (b)
............... 100 100,124
Citigroup Commercial Mortgage Trust
(a)
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 88,542
Series 2023-SMRT, Class A, 6.01%,
10/12/40
(b)
.............. 100 103,283
Commercial Mortgage Trust, Series
2024-CBM, Class A2, 5.87%,
12/10/41
(a) (b)
............... 200 203,395
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.95%,
08/15/41
(a) (b)
............... 185 184,304
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.92%,
11/10/41
(a) (b)
............... 70 69,943
DC Trust, Series 2024-HLTN, Class D,
7.98%, 04/13/40
(a) (b)
.......... 100 99,918
DK Trust, Series 2024-SPBX, Class D,
(1-mo. CME Term SOFR at 1.50%
Floor + 2.75%), 7.06%, 03/15/34
(a) (b)
100 100,031
Fontainebleau Miami Beach Mortgage
Trust, Series 2024-FBLU, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.76%, 12/15/39
(a) (b)
140 140,000
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 5.85%,
03/15/39
(a) (b)
............... 100 100,156
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 10/15/36 ... 100 99,627
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.40%, 03/15/28 ... 100 100,250
Series 2024-RVR, Class D, 6.67%,
08/10/41 ............... 40 40,078
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.15%, 10/15/41
(a) (b)
99 98,587
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.85%, 05/15/37
(a) (b)
.... 140 140,087
Hudson Yards Mortgage Trust
(a)
Series 2019-30HY, Class A, 3.23%,
07/10/39 ............... 100 93,861
Series 2019-55HY, Class A, 3.04%,
12/10/41
(b)
.............. 100 92,449

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.05%,
11/15/41
(a) (b)
............... USD 80 $ 79,954
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
1.16%), 5.48%, 04/15/38
(a) (b)
.... 113 112,573
JW Trust, Series 2024-BERY, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.90%, 11/15/39
(a) (b)
140 140,087
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.90%, 06/15/39
(a) (b)
70 70,044
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/17/42
(a) (b)
.... 105 104,669
MCR Mortgage Trust
(a)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.07%, 02/15/37
(b)
.. 81 80,494
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 100 101,208
MHP, Series 2021-STOR, Class A,
(1-mo. CME Term SOFR at 0.70%
Floor + 0.81%), 5.13%, 07/15/38
(a) (b)
125 125,000
MIC Trust (The), Series 2023, Class A,
8.73%, 12/05/38
(a) (b)
.......... 180 196,279
MIRA Trust, Series 2023-MILE, Class
A, 6.75%, 06/10/38
(a)
......... 100 104,071
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.30%, 08/15/29
(a) (b)
100 100,527
SCG Mortgage Trust, Series 2024-
MSP, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
6.05%, 04/15/41
(a) (b)
.......... 100 100,062
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.75%, 04/15/42
(a) (b)
145 145,252
SELF Commercial Mortgage Trust,
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.85%, 11/15/34
(a) (b)
.... 50 50,324
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 6.26%, 10/15/41
(a) (b)
100 99,937
SREIT Trust, Series 2021-MFP2,
Class A, (1-mo. CME Term SOFR
at 0.82% Floor + 0.94%), 5.25%,
11/15/36
(a) (b)
............... 125 124,922
STWD Trust, Series 2021-FLWR,
Class A, (1-mo. CME Term SOFR
at 0.58% Floor + 0.69%), 5.00%,
07/15/36
(a) (b)
............... 95 95,091
TTAN MHC, Series 2021-MHC, Class
A, (1-mo. CME Term SOFR at
0.85% Floor + 0.96%), 5.28%,
03/15/38
(a) (b)
............... 96 96,161
UBS Commercial Mortgage Trust,
Series 2019-C17, Class C, 3.76%,
10/15/52
(b)
................ 160 138,795
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(a)
........... 60 60,803
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust, Series 2022-3, Class A,
5.22%, 06/25/52
(a) (b)
.......... USD 70 $ 67,501
Wells Fargo Commercial Mortgage
Trust, Series 2015-C30, Class B,
4.40%, 09/15/58
(b)
........... 100 99,382
6,778,682
Total Non-Agency Mortgage-Backed Securities — 17.8%
(Cost: $ 12,971,467 ) .............................. 13,033,056
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ 60 58,525
Collateralized Mortgage Obligations — 3.8%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.51% , 05/25/54 ........ 102 101,790
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.56% , 03/25/54 .. 24 23,670
Series 5444 , Class FC , (SOFR
30 day Average at 1.12%
Floor and 7.00% Cap +
1.12%), 5.43% , 08/25/54 .. 227 226,065
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.31% , 09/25/54 ........ 138 137,706
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.41% , 10/25/54 ........ 233 231,744
Series 5458 , Class FB , (SOFR
30 day Average at 1.15%
Floor and 6.50% Cap +
1.15%), 5.46% , 10/25/54 .. 126 125,754
Series 5470 , Class AF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.41% , 11/25/54 ........ 198 197,074
Series 5478 , Class FH , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.76% , 04/25/54 .. 80 80,715
Series 5480 , Class FA , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.76% , 03/25/54 ........ 78 78,934
Series 5505 , Class FB , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.81% , 02/25/55 .. 54 54,821
Series 5505 , Class JF , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.76% , 02/25/55 ........ 133 133,295

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5511 , Class QF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.66% , 03/25/55 ........ USD 210 $ 210,281
Federal National Mortgage Association
Variable Rate Notes
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.36% , 06/25/54 .. 141 140,793
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.26% , 10/25/54 .. 150 149,019
Series 2024-91 , Class FA ,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.51% , 12/25/54 .. 104 103,922
Series 2024-94 , Class FB ,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.73% , 12/25/54 .. 24 24,193
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 03/25/55 .. 227 226,925
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 07/25/53 .. 55 55,280
Series 2025-31 , Class FA ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 06/25/54 .. 211 211,778
Series 2025-32 , Class FA ,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 5.56% , 05/25/55 .. 147 146,887
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.30% , 08/20/54 .. 83 82,828
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.30% , 03/20/54 .. 26 26,082
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.45% , 06/20/54 .. 39 39,308
2,808,864
Mortgage-Backed Securities — 13.8%
Uniform Mortgage-Backed Securities
(h)
3.50% , 07/25/55 .......... 2,889 2,600,790
4.50% , 07/25/55 - 08/25/55 ... 368 351,624
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% , 07/25/55 - 08/25/55 ... USD 6,993 $ 7,105,745
10,058,159
Total U.S. Government Sponsored Agency Securities
—
17 .7%
(Cost: $ 12,836,106 ) .............................. 12,925,548
Total Long-Term Investments — 105 .7%
(Cost: $ 75,192,149 ) .............................. 77,269,833
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills , 14.86% , 01/01/26
(i)
....... BRL —
(g)
44,899
Total Foreign Government Obligations — 0.1%
(Cost: $ 42,563 ) ................................ 44,899
Shares
Shares
Money Market Funds — 6.7%
Dreyfus Treasury Prime Cash
Management Institutional Shares ,
4.11%
(j)
.................. 4,908,980 4,908,980
Total Money Market Funds — 6 .7%
(Cost: $ 4,908,980 ) .............................. 4,908,980
Total Short-Term Securities — 6.8%
(Cost: $ 4,951,543 ) .............................. 4,953,879
Total Options Purchased — 0.0%
(Cost: $ 20,328 ) ................................ 11,126
Total Investments Before Options Written and TBA Sale
Commitments — 112.5%
(Cost: $ 80,164,020 ) .............................. 82,234,838
Total Options Written — (0.0) %
(Premiums Received — $ (32,158) ) ................... (29,372)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
4.50% , 07/25/55
(h)
........... USD (2) (1,574)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (1,571) ) ............................. (1,574)
Total Investments Net of Options Written and TBA Sale
Commitments — 112 .5%
(Cost: $ 80,130,291 ) .............................. 82,203,892
Liabilities in Excess of Other Assets — (12.5) % ........... (9,107,285)
Net Assets — 100.0% .............................. $ 73,096,607

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Perpetual security with no stated maturity date.
(g)
Rounds to less than 1,000.
(h)
Represents or includes a TBA transaction.
(i)
Rates are discount rates or a range of discount rates as of period end.
(j)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 3 09/19/25 $ 346 $ 11,644
U.S. Treasury 2-Year Note .................................................... 52 09/30/25 10,818 36,946
U.S. Treasury 5-Year Note .................................................... 114 09/30/25 12,428 146,958
195,548
Short Contracts
Euro-Bobl ............................................................... 2 09/08/25 277 138
Euro-Bund .............................................................. 2 09/08/25 307 2,165
Euro-Schatz ............................................................. 6 09/08/25 758 247
U.S. Treasury 10-Year Note ................................................... 2 09/19/25 224 (97)
U.S. Treasury 10-Year Ultra Note ............................................... 13 09/19/25 1,485 (29,126)
U.S. Treasury Ultra Bond ..................................................... 1 09/19/25 119 (221)
3-mo. SOFR ............................................................. 7 03/17/26 1,686 (4,478)
(31,372)
$ 164,176
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 40,753 USD 7,150 Barclays Bank plc 07/02/25 $ 351
BRL 663,271 USD 120,426 HSBC Bank plc 07/02/25 1,653
BRL 15,882 USD 2,900 JPMorgan Chase Bank NA 07/02/25 23
USD 1,300 TWD 37,380 Barclays Bank plc 07/15/25 13
MXN 459,493 USD 24,286 Barclays Bank plc 07/22/25 147
USD 131,081 COP 534,664,288 JPMorgan Chase Bank NA 07/22/25 588
USD 23,914 PHP 1,339,906 Barclays Bank plc 07/22/25 133
USD 27,771 THB 901,026 Bank of America NA 07/22/25 10
USD 13,670 THB 443,512 Barclays Bank plc 07/22/25 6
ZAR 275,086 USD 15,479 HSBC Bank plc 07/22/25 34
CAD 24,638 USD 18,000 Bank of America NA 07/25/25 116
CLP 16,922,574 USD 18,000 HSBC Bank plc 07/25/25 165
CNY 1,322,344 USD 184,391 HSBC Bank plc 07/25/25 692
CNY 94,420 USD 13,200 JPMorgan Chase Bank NA 07/25/25 16
CZK 223,919 USD 10,600 Barclays Bank plc 07/25/25 76
CZK 3,222,864 USD 148,782 HSBC Bank plc 07/25/25 4,875
EUR 6,749 USD 7,757 Barclays Bank plc 07/25/25 206
EUR 500 USD 586 Standard Chartered Bank 07/25/25 4
HUF 35,004,218 USD 99,333 HSBC Bank plc 07/25/25 3,712
IDR 285,331,200 USD 17,600 Bank of America NA 07/25/25 24
IDR 4,060,484,045 USD 247,076 HSBC Bank plc 07/25/25 3,732
INR 19,941,954 USD 229,955 HSBC Bank plc 07/25/25 2,470
JPY 7,321,045 USD 49,858 Standard Chartered Bank 07/25/25 1,124
KRW 4,059,930 USD 3,000 Barclays Bank plc 07/25/25 5
KRW 57,433,740 USD 42,000 HSBC Bank plc 07/25/25 511
MXN 4,289,908 USD 221,900 Barclays Bank plc 07/25/25 6,126
MXN 299,239 USD 15,800 Standard Chartered Bank 07/25/25 106
MYR 1,334,249 USD 314,618 Barclays Bank plc 07/25/25 2,214
NOK 182,403 USD 18,000 Barclays Bank plc 07/25/25 99
PLN 40,235 USD 11,100 Barclays Bank plc 07/25/25 56
PLN 578,413 USD 155,008 HSBC Bank plc 07/25/25 5,372
RON 152,975 USD 34,683 Barclays Bank plc 07/25/25 743
RON 10,841 USD 2,500 Standard Chartered Bank 07/25/25 11
SGD 23,421 USD 18,150 Barclays Bank plc 07/25/25 304
SGD 1,654 USD 1,300 Standard Chartered Bank 07/25/25 3
THB 8,405,806 USD 254,796 HSBC Bank plc 07/25/25 4,247

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,000 CLP 930,610 Bank of America NA 07/25/25 $ 1
ZAR 259,234 USD 14,600 HSBC Bank plc 07/25/25 16
ZAR 3,721,980 USD 204,726 JPMorgan Chase Bank NA 07/25/25 5,118
TRY 5,560,095 USD 134,632 Barclays Bank plc 07/31/25 1,472
TRY 267,249 USD 6,493 HSBC Bank plc 07/31/25 49
BRL 201,034 USD 36,000 Barclays Bank plc 08/04/25 689
NGN 14,518,894 USD 8,794 Bank of America NA 09/04/25 432
NGN 86,257,016 USD 52,775 JPMorgan Chase Bank NA 09/04/25 2,034
COP 40,231,218 USD 9,568 Barclays Bank plc 09/17/25 173
CZK 293,000 USD 13,726 Standard Chartered Bank 09/17/25 267
HUF 3,016,000 USD 8,651 Standard Chartered Bank 09/17/25 202
MXN 2,050,676 USD 107,000 Barclays Bank plc 09/17/25 1,379
USD 62,395 JPY 8,898,000 HSBC Bank plc 09/17/25 57
ZAR 2,304,000 USD 128,616 HSBC Bank plc 09/17/25 783
EGP 142,020 USD 2,700 Bank of America NA 11/20/25 5
EGP 1,169,100 USD 21,600 Barclays Bank plc 11/20/25 667
EGP 290,844 USD 5,400 HSBC Bank plc 11/20/25 140
EGP 587,520 USD 10,800 JPMorgan Chase Bank NA 11/20/25 390
EGP 397,549 USD 7,286 HSBC Bank plc 12/22/25 179
EGP 1,590,194 USD 28,325 JPMorgan Chase Bank NA 12/22/25 1,533
55,553
USD 40,074 BRL 227,714 Barclays Bank plc 07/02/25 (1,838)
USD 16,000 BRL 89,670 HSBC Bank plc 07/02/25 (504)
USD 72,998 BRL 405,317 JPMorgan Chase Bank NA 07/02/25 (1,603)
USD 7,802 TWD 229,194 Bank of America NA 07/15/25 (89)
USD 10,409 TWD 312,561 JPMorgan Chase Bank NA 07/15/25 (352)
COP 157,955,802 USD 38,777 JPMorgan Chase Bank NA 07/22/25 (226)
USD 107,062 COP 455,075,476 Barclays Bank plc 07/22/25 (4,007)
USD 163,245 COP 693,863,061 JPMorgan Chase Bank NA 07/22/25 (6,103)
USD 51,345 CZK 1,133,080 Barclays Bank plc 07/22/25 (2,672)
USD 81,736 CZK 1,785,886 HSBC Bank plc 07/22/25 (3,401)
USD 18,273 CZK 400,874 JPMorgan Chase Bank NA 07/22/25 (838)
USD 19,008 HUF 6,859,698 Barclays Bank plc 07/22/25 (1,189)
USD 10,731 HUF 3,760,489 HSBC Bank plc 07/22/25 (341)
USD 4,055 HUF 1,447,123 JPMorgan Chase Bank NA 07/22/25 (206)
USD 165,564 IDR 2,733,499,150 Bank of America NA 07/22/25 (3,189)
USD 84,625 IDR 1,409,498,836 HSBC Bank plc 07/22/25 (2,390)
USD 58,969 IDR 961,018,102 JPMorgan Chase Bank NA 07/22/25 (359)
USD 278,988 MXN 5,443,002 Bank of America NA 07/22/25 (10,432)
USD 156,066 MXN 2,967,566 HSBC Bank plc 07/22/25 (1,728)
USD 59,063 MXN 1,149,725 JPMorgan Chase Bank NA 07/22/25 (2,071)
USD 38,396 MYR 162,337 Barclays Bank plc 07/22/25 (148)
USD 20,546 PEN 74,273 HSBC Bank plc 07/22/25 (409)
USD 58,950 PEN 214,883 JPMorgan Chase Bank NA 07/22/25 (1,676)
USD 8,344 PHP 471,686 Bank of America NA 07/22/25 (28)
USD 15,660 PHP 888,433 Barclays Bank plc 07/22/25 (108)
USD 18,596 PLN 68,098 Barclays Bank plc 07/22/25 (287)
USD 213,858 PLN 806,827 HSBC Bank plc 07/22/25 (9,874)
USD 77,986 PLN 290,242 Standard Chartered Bank 07/22/25 (2,499)
USD 56,258 THB 1,832,884 Bank of America NA 07/22/25 (212)
USD 119,761 THB 3,960,012 Barclays Bank plc 07/22/25 (2,245)
USD 2,835 UYU 116,183 HSBC Bank plc 07/22/25 (94)
USD 6,593 UYU 277,137 JPMorgan Chase Bank NA 07/22/25 (396)
USD 18,116 ZAR 325,389 Barclays Bank plc 07/22/25 (234)
USD 395,244 ZAR 7,172,556 HSBC Bank plc 07/22/25 (9,242)
USD 12,324 ZAR 222,958 JPMorgan Chase Bank NA 07/22/25 (249)
USD 140,581 ZAR 2,544,769 Standard Chartered Bank 07/22/25 (2,928)
COP 333,358,137 USD 81,677 Barclays Bank plc 07/25/25 (349)
INR 1,406,631 USD 16,400 HSBC Bank plc 07/25/25 (6)
THB 589,134 USD 18,200 Barclays Bank plc 07/25/25 (45)
USD 21,681 AUD 33,920 Bank of America NA 07/25/25 (654)
USD 1,571 AUD 2,400 Standard Chartered Bank 07/25/25 (10)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 33,250 CAD 45,776 HSBC Bank plc 07/25/25 $ (409)
USD 1,100 CAD 1,500 Standard Chartered Bank 07/25/25 (3)
USD 10,850 CHF 8,847 JPMorgan Chase Bank NA 07/25/25 (335)
USD 800 CHF 637 Standard Chartered Bank 07/25/25 (6)
USD 32,596 CLP 30,674,792 Barclays Bank plc 07/25/25 (331)
USD 18,000 NOK 182,891 Bank of America NA 07/25/25 (148)
USD 24,350 PEN 87,678 Barclays Bank plc 07/25/25 (385)
USD 28,000 TRY 1,207,828 Barclays Bank plc 07/31/25 (1,564)
USD 119,819 BRL 664,967 HSBC Bank plc 08/04/25 (1,538)
USD 12,327 BRL 68,719 JPMorgan Chase Bank NA 08/04/25 (215)
USD 22,400 TRY 962,800 Barclays Bank plc 09/02/25 (443)
USD 1,600 TRY 67,947 HSBC Bank plc 09/02/25 (12)
NGN 6,908,000 USD 4,400 Bank of America NA 09/04/25 (11)
BRL 967,852 USD 175,000 Barclays Bank plc 09/17/25 (320)
USD 100,000 BRL 567,519 Barclays Bank plc 09/17/25 (2,427)
USD 300,673 BRL 1,703,813 HSBC Bank plc 09/17/25 (6,835)
USD 48,276 CHF 39,000 Barclays Bank plc 09/17/25 (1,363)
USD 61,779 CHF 50,000 JPMorgan Chase Bank NA 09/17/25 (1,860)
USD 698,760 EUR 601,000 Barclays Bank plc 09/17/25 (12,882)
USD 10,546 EUR 9,000 HSBC Bank plc 09/17/25 (111)
USD 229,389 EUR 197,000 JPMorgan Chase Bank NA 09/17/25 (3,878)
USD 16,998,248 EUR 14,570,000 JPMorgan Chase Bank NA 09/17/25 (254,035)
USD 125,138 EUR 107,000 Standard Chartered Bank 09/17/25 (1,560)
USD 3,394,676 GBP 2,508,000 JPMorgan Chase Bank NA 09/17/25 (49,666)
USD 196,128 MXN 3,760,274 Barclays Bank plc 09/17/25 (2,605)
USD 25,200 TRY 1,117,465 Barclays Bank plc 09/26/25 (776)
USD 16,800 TRY 772,492 HSBC Bank plc 09/26/25 (1,156)
USD 2,245 TRY 97,727 JPMorgan Chase Bank NA 09/26/25 (27)
USD 16,800 TRY 774,278 Barclays Bank plc 10/24/25 (785)
USD 1,200 TRY 53,438 HSBC Bank plc 10/24/25 (14)
(420,931)
$ (365,378)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Annual
JPMorgan Chase
Bank NA 07/10/25 3 .50 % USD 908 $ 536
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
JPMorgan Chase
Bank NA 11/26/25 3 .65 USD 520 10,590
$ 11,126
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 2.05% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 09/02/25 2 .05 % EUR 425 $ (633)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/22/25 3 .05 USD 2,715 (4,453)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/22/25 3 .30 % USD 2,042 $ (6,732)
2-Year Interest Rate Swap
(a)
. 3.08% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/26/25 3 .08 USD 2,525 (5,152)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/30/25 3 .00 USD 1,014 (3,169)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/26/25 3 .15 USD 520 (2,464)
(22,603)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
JPMorgan Chase
Bank NA 07/10/25 4 .30 USD 454 —
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual
JPMorgan Chase
Bank NA 09/22/25 3 .90 USD 1,361 (488)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Bank of America NA 09/24/25 3 .80 USD 3,724 (2,298)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.50% Annual Barclays Bank plc 09/25/25 2 .50 EUR 760 (1,951)
(4,737)
$ (27,340)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0 .69 % JPMorgan Chase Bank NA 09/02/25 USD 6,240 $ (2,032) $ (2,808) $ 776
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 836 $ 65,051 $ 56,739 $ 8,312
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly 12/20/29 BB- EUR 521 55,903 44,525 11,378
$ 120,954 $ 101,264 $ 19,690
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 2,579 $ (1,176) $ — $ (1,176)
7.84% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 946 — — —

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MXIBTIIE Monthly 7.79% Monthly N/A 02/25/26 MXN 1,074 $ 3 $ — $ 3
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 2,929 727 — 727
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 277 (103) — (103)
8.45% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 177 (97) — (97)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 (16,121) — (16,121)
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 271 (143) — (143)
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 502 (267) — (267)
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 522 6 — 6
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 1,424 (3) — (3)
1-day MXIBTIIE Monthly 7.66% Monthly N/A 06/01/26 MXN 596 (20) — (20)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/01/26 MXN 219 3 — 3
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 355 (171) — (171)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 2,751 (75) — (75)
1-day MXIBTIIE Monthly 7.69% Monthly N/A 06/26/26 MXN 122 7 — 7
7.03% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 1,741 (51) — (51)
6.94% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 405 7 12 (5)
6.94% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 1,963 32 — 32
7.06% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 822 (36) — (36)
4.43% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 84 (5) — (5)
4.46% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 360 (54) — (54)
4.21% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 406 208 — 208
4.31% At Termination 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/26 PLN 170 74 — 74
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 406 (521) — (521)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 382 10 — 10
1-day MXIBTIIE Monthly 7.62% Monthly N/A 11/18/26 MXN 394 12 — 12
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 1,074 1,314 — 1,314
6-mo. BUBOR Semi-Annual 6.04% Annual 09/17/25
(a)
03/19/27 HUF 2,568 3 — 3
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 7,004 110 — 110
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 457 (112) — (112)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 116 (275) — (275)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 194 (473) — (473)
6-mo. BUBOR Semi-Annual 5.68% Annual 09/17/25
(a)
09/17/27 HUF 18,004 (282) — (282)
6-mo. BUBOR Semi-Annual 5.76% Annual 09/17/25
(a)
09/17/27 HUF 11,000 (125) — (125)
6-mo. BUBOR Semi-Annual 5.94% Annual 09/17/25
(a)
09/17/27 HUF 7,542 (9) — (9)
6-mo. BUBOR Semi-Annual 6.02% Annual 09/17/25
(a)
09/17/27 HUF 13,400 37 — 37
6-mo. BUBOR Semi-Annual 6.10% Annual 09/17/25
(a)
09/17/27 HUF 3,715 26 — 26
6.93% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 94 (1) 3 (4)
6.99% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 457 (31) — (31)
7.02% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 405 (38) — (38)
7.08% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 191 (31) — (31)
4.27% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 275 (143) — (143)
4.18% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 64 (4) — (4)
3.97% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 310 317 — 317
4.05% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 130 81 — 81
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (130,579) — (130,579)
3-mo. CD_KSDA Quarterly 2.40% Quarterly 09/17/25
(a)
09/17/28 KRW 111,219 (6) — (6)
3-mo. CD_KSDA Quarterly 2.41% Quarterly 09/17/25
(a)
09/17/28 KRW 11,295 1 — 1
3-mo. CD_KSDA Quarterly 2.44% Quarterly 09/17/25
(a)
09/17/28 KRW 44,485 39 — 39
1-day MXIBTIIE Monthly 7.77% Monthly N/A 11/14/29 MXN 87 24 — 24
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 237 673 — 673
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 292 (794) — (794)
7.78% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 107 (30) — (30)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 1,082 — 1,082
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 1,066 — 1,066
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 01/31/30 EUR 10 (24) 1 (25)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 31 (24) 5 (29)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 7 (9) (4) (5)
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 12 91 3 88
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 35 734 780 (46)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 02/03/30 EUR 5 (13) — (13)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 24 $ 204 $ 55 $ 149
7.80% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 133 (39) — (39)
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 361 (756) — (756)
1-day SOFR Annual 3.92% Annual N/A 02/26/30 USD 1,400 28,322 — 28,322
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 655 (246) — (246)
6-mo. PRIBOR Semi-Annual 3.60% Annual 09/17/25
(a)
03/19/30 CZK 240 (9) — (9)
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 79 522 — 522
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 132 963 — 963
6-mo. BUBOR Semi-Annual 6.15% Annual 09/17/25
(a)
03/19/30 HUF 1,065 13 — 13
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 2,905 157 — 157
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,078 (1,659) — (1,659)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 361 (33) — (33)
7.82% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 133 (40) — (40)
7.82% Monthly 1-day MXIBTIIE Monthly N/A 05/27/30 MXN 60 (18) — (18)
7.77% Monthly 1-day MXIBTIIE Monthly N/A 05/27/30 MXN 163 (29) — (29)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 133 (448) — (448)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 137 42 — 42
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 373 111 — 111
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 201 (31) — (31)
6-mo. PRIBOR Semi-Annual 3.62% Annual 09/17/25
(a)
06/18/30 CZK 74 (2) — (2)
7.77% Monthly 1-day MXIBTIIE Monthly N/A 06/21/30 MXN 44 (10) — (10)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 376 31 — 31
6-mo. PRIBOR Semi-Annual 3.39% Annual 09/17/25
(a)
09/17/30 CZK 358 (195) — (195)
6-mo. PRIBOR Semi-Annual 3.41% Annual 09/17/25
(a)
09/17/30 CZK 855 (445) — (445)
6-mo. PRIBOR Semi-Annual 3.55% Annual 09/17/25
(a)
09/17/30 CZK 748 (153) — (153)
6-mo. PRIBOR Semi-Annual 3.62% Annual 09/17/25
(a)
09/17/30 CZK 240 (15) — (15)
6-mo. PRIBOR Semi-Annual 3.64% Annual 09/17/25
(a)
09/17/30 CZK 719 (10) — (10)
6-mo. WIBOR Semi-Annual 4.04% Annual 09/17/25
(a)
09/17/30 PLN 309 (582) — (582)
6-mo. WIBOR Semi-Annual 4.14% Annual 09/17/25
(a)
09/17/30 PLN 109 (61) — (61)
6-mo. WIBOR Semi-Annual 4.23% Annual 09/17/25
(a)
09/17/30 PLN 54 23 — 23
6-mo. WIBOR Semi-Annual 4.33% Annual 09/17/25
(a)
09/17/30 PLN 231 387 — 387
6-mo. BUBOR Semi-Annual 5.96% Annual 09/17/25
(a)
09/17/30 HUF 2,905 (49) — (49)
6-mo. BUBOR Semi-Annual 6.16% Annual 09/17/25
(a)
09/17/30 HUF 1,217 9 — 9
6-mo. BUBOR Semi-Annual 6.21% Annual 09/17/25
(a)
09/17/30 HUF 599 8 — 8
6-mo. BUBOR Semi-Annual 6.22% Annual 09/17/25
(a)
09/17/30 HUF 1,511 22 — 22
7.37% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 282 (1) 31 (32)
7.49% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 1,210 (362) — (362)
7.60% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 1,078 (583) — (583)
7.77% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 573 (540) — (540)
7.63% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 572 (352) — (352)
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 7,854 — 7,854
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 2,963 1,459 — 1,459
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 343 (259) — (259)
1-day THOR Quarterly 1.61% Quarterly 09/17/25
(a)
09/17/35 THB 314 — — —
$ (111,959) $ 886 $ (112,845)
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.95% At Termination JPMorgan Chase Bank NA 07/01/25 BRL 609 $ (1,359) $ — $ (1,359)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 63 (76) — (76)
1-day
BZDIOVER At Termination 12.15% At Termination Bank of America NA 07/01/25 BRL 514 (491) — (491)
1-day
BZDIOVER At Termination 14.67% At Termination Barclays Bank plc 07/01/25 BRL 1,187 — — —
1-day
BZDIOVER At Termination 14.67% At Termination Barclays Bank plc 07/01/25 BRL 497 (3) — (3)
1-day
BZDIOVER At Termination 14.78% At Termination Bank of America NA 07/01/25 BRL 1,052 (2) — (2)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 166 (22) — (22)
14.74% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 69 10 — 10
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 166 15 — 15
14.87% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/26 BRL 147 7 — 7
14.95% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 34 (1) — (1)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 16,818 20 — 20
8.40% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 7,045 3 — 3
8.61% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 14,916 — — —
8.69% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 3,471 (1) — (1)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 16,818 57 — 57
1-day
BZDIOVER At Termination 10.81% At Termination Bank of America NA 01/04/27 BRL 13 (148) — (148)
1-day
BZDIOVER At Termination 12.21% At Termination Barclays Bank plc 01/04/27 BRL 132 (751) — (751)
1-day
BZDIOVER At Termination 14.20% At Termination Barclays Bank plc 01/04/27 BRL 9 3 — 3
1-day
BZDIOVER At Termination 12.44% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 785 (3,094) — (3,094)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 279 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 325 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 500 — — —
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 1,306 — — —
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc 01/02/29 BRL 31 62 — 62
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 70 130 — 130
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 193 414 — 414
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA 01/02/29 BRL 133 348 — 348
1-day
BZDIOVER At Termination 13.43% At Termination Barclays Bank plc 01/02/29 BRL 29 75 — 75
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 70 507 — 507
8.63% Quarterly 1-day IBR Quarterly Barclays Bank plc 04/04/30 COP 166,922 64 — 64
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 331,185 1,536 — 1,536
8.30% Quarterly 1-day IBR Quarterly Bank of America NA 09/17/30 COP 164,264 651 — 651
8.58% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 138,740 184 — 184
8.74% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 293,736 (78) — (78)
8.86% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 68,346 (97) — (97)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc 01/02/31 BRL 187 $ — $ — $ —
$ (2,037) $ — $ (2,037)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 09/20/25 USD 680 $ 4,100 $ (6,718) $ 10,818
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 09/20/25 USD 92 555 (909) 1,464
$ 4,655 $ (7,627) $ 12,282
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .52
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 8 .14
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .74
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .56
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .29
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .13
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .48
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .94

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 10,763,758 $ — $ 10,763,758
Corporate Bonds ........................................ — 33,777,379 — 33,777,379
Foreign Agency Obligations ................................. — 436,685 — 436,685
Foreign Government Obligations .............................. — 6,333,407 — 6,333,407
Non-Agency Mortgage-Backed Securities ........................ — 13,033,056 — 13,033,056
U.S. Government Sponsored Agency Securities .................... — 12,925,548 — 12,925,548
Short-Term Securities
Foreign Government Obligations .............................. — 44,899 — 44,899
Money Market Funds ...................................... 4,908,980 — — 4,908,980
Options Purchased
Interest rate contracts ...................................... — 11,126 — 11,126
Liabilities
Investments
TBA Sale Commitments .................................... — (1,574) — (1,574)
$ 4,908,980 $ 77,324,284 $ — $ 82,233,264
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 19,690 $ — $ 19,690
Foreign currency exchange contracts ............................ — 55,553 — 55,553
Interest rate contracts ....................................... 198,098 62,383 — 260,481
Liabilities
Foreign currency exchange contracts ............................ — (420,931) — (420,931)
Interest rate contracts ....................................... (33,922) (194,355) — (228,277)
$ 164,176 $ (477,660) $ — $ (313,484)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BATS: Series I Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate